Investment Properties - Schedule of Future Aggregate Lease Collection Under Operating Lease for Investment Properties (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	$ 471	$ 1,130
Year 1 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	113	344
Year 2 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	91
Year 3 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	71
Year 4 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	61
Year 5 [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	39
Onwards [Member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Aggregate lease collection under operating lease	$ 96	$ 206